September 21, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice for
     Merrill Lynch Strategic Dividend
                   Fund
     File No. 33-14517

Dear Sirs:

In accordance with the provisions of
Rule 24f-2 under the Investment
Company Act of 1940, Merrill Lynch
Strategic Dividend Fund (the "Fund")
hereby files its Rule 24f-2 Notice
(the "Notice").

1. The Notice is being filed for the
    fiscal year of the Fund ended
   July 31, 1995 (the "Fiscal Year").

2. 12,675,931 shares of Beneficial
    Interest of the Fund which had
    been registered under the
    Securities Act of 1933 (the
    "Securities Act") other than
    pursuant to Rule 24f-2 remained
    unsold at the beginning of the
    Fiscal Year.

3. 7,394,946 shares of Beneficial
    Interest were registered under the
    Securities Act during the Fiscal
    Year other than pursuant to Rule
     24f-2.

4. 1,433,040 shares of Beneficial
    Interest were sold during the
    Fiscal Year.*


   ____________
   *Of this amount 181,563 Class A
    shares were sold at an aggregate
    price of $2,167,007, 1,056,552
    Class B shares were sold at an
    aggregate price of $12,463,967,
    76,521 Class C shares were sold
    at an aggregate price of $887,173
    and 118,404 Class D shares were
    sold at an aggregate price of
    $1,368,928.  The aggregate price
    of all shares of beneficial interest
    sold during the fiscal year was
   $16,887,075.

5. No shares of common stock were
    sold during the Fiscal Year in
    reliance upon registration pursuant
    to Rule 24f-2.

Please direct any questions relating
to this filing to Robert Harris at P.O.
Box 9011, Princeton, NJ, 08543-
9011 or to Valerie Zondorak at
Shereff, Friedman, Hoffman and
Goodman, LLP, 919 Third Avenue, New
York, New York  10022,
(212) 891-9244.

Very truly yours,

Merrill Lynch Strategic Dividend
             Fund




By /s/ Robert Harris
   - - - - - - - - - - -
     (Robert Harris)
        Secretary